PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning balance	$ 596	$ 593	$ 593
Additions	0	3	0
Disposals	0	0	0
Ending balance	596	596	593
Accumulated depreciation, beginning balance	594	583	571
Accumulated depreciation, depreciation for the year	1	11	12
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	595	594	583
Carrying value of property and equipment	1	2	10
Office equipment [member]
Statement [Line Items]
Beginning balance	116	116	116
Additions	0	0	0
Disposals	0	0	0
Ending balance	116	116	116
Accumulated depreciation, beginning balance	116	112	105
Accumulated depreciation, depreciation for the year	0	4	7
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	116	116	112
Carrying value of property and equipment	0	0	4
Laboratory Equipment [Member]
Statement [Line Items]
Beginning balance	418	418	418
Additions	0	0	0
Disposals	0	0	0
Ending balance	418	418	418
Accumulated depreciation, beginning balance	418	418	418
Accumulated depreciation, depreciation for the year	0	0	0
Accumulated depreciation, ending balance	418	418	418
Carrying value of property and equipment	0	0	0
Accumulated depreciation, Disposals for the year	0	0	0
Computer equipment [member]
Statement [Line Items]
Beginning balance	62	59	59
Additions	0	3	0
Disposals	0	0	0
Ending balance	62	62	59
Accumulated depreciation, beginning balance	60	53	48
Accumulated depreciation, depreciation for the year	1	7	5
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	61	60	53
Carrying value of property and equipment	$ 1	$ 2	$ 6